Inventories	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Inventories

Note 9. Inventories

	30 June 2019	30 June 2018
	AUD$	AUD$

Current Inventory

Raw materials	225,765	198,585
Work in Progress	192,399	33,625
Finished goods	126,177	265,692

Total Current Inventory	544,341	497,902

	30 June 2019	30 June 2018
	AUD$	AUD$

Non-Current Inventory

Raw materials	1,862,063	2,171,867

Total Non-Current Inventory	1,862,063	2,171,867

(i)	Impairment

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventories and in particular the shelf life of inventories that affect obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the group.

There was a $13,394 expired Protectyn impairment expense recognized during year ended 30 June 2019 (2018: $163,600) for inventory obsolescence in the consolidated statement of profit or loss and other comprehensive income.

(ii)	Inventory split

During the year ended 30 June 2019, management performed an assessment of its raw materials and utilisation within 12 months from reporting date. Management determined $225,765 (2018: $198,585) of raw materials relating to Colostrum will be consumed within 12 months from reporting date; the remaining balance of $1,862,063 (2018: $2,171,867) was estimated to be consumed beyond 12 months.